Stock-based compensation - Stock Options Outstanding (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	$ 18
Range of Exercise Prices, Upper Range (usd per share)	$ 51
Options outstanding (shares)	21,241,568
Options outstanding, Weighted-average remaining contractual life (in years)	2 years 9 months 18 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 32.57
Options exercisable (shares)	21,241,568	33,703,283	42,137,574
Options exercisable, Weighted-average exercise price (usd per share)	$ 32.57	$ 34.27	$ 34.38
Range 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	18
Range of Exercise Prices, Upper Range (usd per share)	$ 31
Options outstanding (shares)	13,318,863
Options outstanding, Weighted-average remaining contractual life (in years)	3 years 10 months 24 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 25.91
Options exercisable (shares)	13,318,863
Options exercisable, Weighted-average exercise price (usd per share)	$ 25.91
Range 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	31
Range of Exercise Prices, Upper Range (usd per share)	$ 41
Options outstanding (shares)	1,587,665
Options outstanding, Weighted-average remaining contractual life (in years)	3 months 18 days
Options outstanding, Weighted-average exercise price (usd per share)	$ 40.29
Options exercisable (shares)	1,587,665
Options exercisable, Weighted-average exercise price (usd per share)	$ 40.29
Range 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Range (usd per share)	41
Range of Exercise Prices, Upper Range (usd per share)	$ 51
Options outstanding (shares)	6,335,040
Options outstanding, Weighted-average remaining contractual life (in years)	1 year
Options outstanding, Weighted-average exercise price (usd per share)	$ 44.63
Options exercisable (shares)	6,335,040
Options exercisable, Weighted-average exercise price (usd per share)	$ 44.63